Schedule of Derivative Liabilities (Details) - USD ($)		3 Months Ended			12 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Alto Warrants [Member]
Balance, warrants	[1]			$ 410,660
Balance, warrants	[1]				$ 410,660
Accelerated Feature [Member]
Balance, warrants		$ 504	$ 2,035	3,852
Gain on change in fair value of the derivative		(504)	(1,531)	(1,817)
Balance, warrants			504	2,035	3,852
Gain loss on change in fair value		504	1,531	1,817
Fair Value, Inputs, Level 3 [Member]
Balance, warrants		359,919	214,615	410,660
Gain on change in fair value of the derivative		(285,812)	145,304	(196,045)
Balance, warrants		74,107	359,919	214,615	410,660
Gain loss on change in fair value		$ 285,812	$ (145,304)	196,045
Fair Value, Inputs, Level 3 [Member] | December 2021 Notes Derivative [Member]
Balance, warrants						$ 367,000
Gain on change in fair value of the derivative						205,000
Balance, warrants
Addition of new derivatives
Gain loss on change in fair value						(205,000)
Settlements						(162,000)
Fair Value, Inputs, Level 3 [Member] | August 2022 Notes Derivative [Member]
Balance, warrants
Gain on change in fair value of the derivative						(44,000)
Balance, warrants
Addition of new derivatives
Gain loss on change in fair value						44,000
Settlements						(120,000)
Fair Value, Inputs, Level 3 [Member] | 2022 Convertible Notes Derivative [Member]
Balance, warrants
Gain on change in fair value of the derivative						(350,000)
Balance, warrants
Addition of new derivatives
Gain loss on change in fair value						350,000
Settlements						(571,000)
Fair Value, Inputs, Level 3 [Member] | Alto Acceleration Option [Member]
Balance, warrants				3,852
Gain on change in fair value of the derivative					1,438,148
Balance, warrants					3,852
Addition of new derivatives					1,442,000
Gain loss on change in fair value					(1,438,148)
Fair Value, Inputs, Level 3 [Member] | Alto Warrants [Member]
Balance, warrants				$ 410,660
Gain on change in fair value of the derivative					778,340
Balance, warrants					410,660
Addition of new derivatives					1,189,000
Gain loss on change in fair value					$ (778,340)
Settlements
Fair Value, Inputs, Level 3 [Member] | Notes Derivative [Member]
Addition of new derivatives
Fair Value, Inputs, Level 3 [Member] | August 2022 Notes Derivative [Member]
Addition of new derivatives						76,000
Fair Value, Inputs, Level 3 [Member] | 2022 Convertible Notes Derivative [Member]
Addition of new derivatives						$ 221,000

[1]	Based on a Monte Carlo simulation analysis of 50,000 iterations